Document and Entity Information	Jan. 13, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 13, 2025
Entity Registrant Name	Core Natural Resources, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38147
Entity Tax Identification Number	82-1954058
Entity Address Address Line 1	275 Technology Drive
Entity Address Address Line 2	Suite 101
Entity Address City Or Town	Canonsburg
Entity Address State Or Province	PA
Entity Address Postal Zip Code	15317
City Area Code	724
Local Phone Number	416-8300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CNR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On January 15, 2025, Core Natural Resources, Inc. (formerly known as CONSOL Energy Inc.), a Delaware corporation (the “Company”), filed a Current Report on Form 8-K (the “Original Form 8-K”) to report that, on January 14, 2025, the Company had completed its previously announced merger of equals transaction with Arch Resources, Inc., a Delaware corporation (“Arch”), pursuant to that certain Agreement and Plan of Merger, dated as of August 20, 2024 (the “Merger Agreement”), by and among the Company, Mountain Range Merger Sub Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”), and Arch. Pursuant to the terms of the Merger Agreement, Merger Sub merged with and into Arch (the “Merger”), with Arch continuing as the surviving corporation and as a wholly owned subsidiary of the Company.This Amendment No. 1 to the Original Form 8-K is being filed by the Company to include the financial statements of Arch and the pro forma financial information required under Items 9.01(a) and 9.01(b), which were excluded from the Original Report in reliance on the instructions to such Items, in order to incorporate such financial statements and pro forma financial information into the Company’s Registration Statements on Form S-8. Except as described herein, all other information in the Original Form 8-K remains unchanged.
Entity Central Index Key	0001710366